ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2014
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
10.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2014	December 31, 2013

Trade accounts payable	$6,810	$8,344
Accruals	4,027	7,669
Payroll related accruals	1,376	2,221
Income tax payable	377	10
Commodity tax payable	214	19
Warranty	191	72
	$12,995	$18,335

We record a liability for future warranty costs to repair or replace our products. The warranty term is generally 12 months. The amount of the liability is determined based on management’s historical experience and the best estimate of probable claims under Company warranties. We regularly evaluate the appropriateness of the remaining accrual.

The following table details the changes in the warranty accrual:

Balance as of December 31, 2011	$591
Accruals	412
Utilization	(665)
Balance as of December 31, 2012	$338
Accruals	192
Utilization	(458)
Balance as of December 31, 2013	$72
Accruals	478
Utilization	(359)
Balance as of December 31, 2014	$191